Trade and Other Receivables (Details) - Summary of excepted payment dates for long-term trade and other receivables ₪ in Millions, $ in Millions	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)
Summary of excepted payment dates for long-term trade and other receivables [Abstract]
2021	₪ 217
2022	83
2023 and thereafter	177
Total	₪ 477	$ 138	₪ 470